united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/16

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2016
Shares		Value
	COMMON STOCKS - 99.7%
	ADVERTISING - 2.0%
834	Omnicom Group, Inc.	$ 66,570

	AEROSPACE & DEFENSE - 5.9%
464	Boeing Co.	66,088
268	Lockheed Martin Corp.	66,030
484	Raytheon Co.	66,119
		198,237
	AGRICULTURE - 2.0%
1,008	Altria Group, Inc.	66,649

	AIRLINES - 4.0%
925	Alaska Air Group, Inc.	66,804
1,695	Southwest Airlines Co.	67,884
		134,688
	APPAREL - 2.0%
1,325	Michael Kors Holdings Ltd. *	67,284

	BANK - 8.0%
1,041	Bank of Montreal	66,208
1,233	Bank of Nova Scotia	66,286
2,060	Great Western Bancorp, Inc.	66,414
1,468	Toronto-Dominion Bank	66,618
		265,526
	BEVERAGES - 2.0%
620	PepsiCo, Inc.	66,464

	BIOTECHNOLOGY - 1.9%
457	Amgen, Inc.	64,510

	COMMERCIAL SERVICES - 8.1%
1,088	Deluxe Corp.	66,586
2,921	H&R Block, Inc.	67,095
908	Insperity, Inc.	68,282
3,331	Western Union Co.	66,853
		268,816
	COMPUTERS - 2.0%
435	International Business Machines Corp.	66,855

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
1,174	Discover Financial Services	66,131
5,147	Navient Corp.	65,779
1,037	T Rowe Price Group, Inc.	66,378
		198,288

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	FOOD - 2.0%
1,384	Sysco Corp.	$ 66,598

	GAS - 2.0%
1,027	National Grid PLC	67,186

	HOME BUILDERS - 2.0%
44	NVR, Inc. *	67,012

	INSURANCE - 8.0%
969	Aflac, Inc.	66,735
597	Aon PLC	66,166
1,216	Primerica, Inc.	66,515
612	Travelers Cos, Inc.	66,206
		265,622
	INTERNET - 2.0%
1,481	CDW Corporation	66,512

	MISCELLANEOUS MANUFACTURER - 5.9%
401	3M Co.	66,285
1,764	American Railcar Industries, Inc.	64,880
1,282	Trinseo SA	67,241
		198,406
	OFFICE & BUSINESS EQUIPMENT - 2.0%
3,670	Pitney Bowes, Inc.	65,473

	OIL & GAS - 2.0%
829	Phillips 66	67,273

	PACKAGING & CONTAINERS - 2.0%
815	Packaging Corp of America	67,238

	RETAIL - 14.0%
1,539	Big Lots, Inc.	66,793
1,382	Brinker International, Inc.	68,050
537	Home Depot, Inc.	65,519
991	Lowe's Cos, Inc.	66,050
592	McDonald's Corp.	66,641
965	Target Corp.	66,325
949	Wal-Mart Stores, Inc.	66,449
		465,827
	SOFTWARE - 4.0%
2,160	CA, Inc.	66,398
1,206	Ebix, Inc.	67,536
		133,934

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2016
Shares		Value
	TELECOMMUNICATIONS - 6.0%
2,171	Cisco Systems, Inc.	$ 66,606
2,052	TELUS Corp.	66,464
1,377	Verizon Communications, Inc.	66,234
		199,304
	TRANSPORTATION - 4.0%
1,052	Canadian National Railway Co.	66,139
982	CH Robinson Worldwide, Inc.	66,894
		133,033

	TOTAL COMMON STOCKS (Cost $3,409,647)	3,327,305

	TOTAL INVESTMENTS - 99.7% (Cost $3,409,647)(a)	$ 3,327,305
	OTHER ASSETS LESS LIABILITIES - 0.3%	11,628
	NET ASSETS - 100.0%	$ 3,338,933

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,411,014 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	117,385
	Unrealized Depreciation:	(201,094)
	Net Unrealized Depreciation:	(83,709)

* Non-income producing security.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,327,305	$ -	$ -	$ 3,327,305
Total	$ 3,327,305	$ -	$ -	$ 3,327,305

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/21/16

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/21/16